Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 24 — COMMITMENTS AND CONTINGENCIES

Commitments
To meet the financing needs of its customers, BancShares and its subsidiaries have financial instruments with off-balance sheet risk. These financial instruments involve elements of credit, interest rate or liquidity risk and include commitments to extend credit and standby letters of credit. December 31, 2023 includes balances related to the SVBB Acquisition and are included in financing commitments and letters of credit.

The accompanying table summarizes credit-related commitments and other purchase and funding commitments:

dollars in millions	December 31, 2023	December 31, 2022
Financing Commitments
Financing assets (excluding leases)	$57,567	$23,452
Letters of Credit
Standby letters of credit	2,412	436
Other letters of credit	103	44
Deferred Purchase Agreements	2,076	2,039
Purchase and Funding Commitments (1)	685	941
(1)    BancShares’ purchase and funding commitments relate to the equipment leasing businesses’ commitments to fund Rail’s railcar manufacturer purchase and upgrade commitments.

Financing Commitments
Commitments to extend credit are legally binding agreements to lend to customers. These commitments generally have fixed expiration dates or other termination clauses and may require payment of fees. Established credit standards control the credit risk exposure associated with these commitments. In some cases, BancShares requires collateral be pledged to secure the commitment, including cash deposits, securities and other assets.

Financing commitments, referred to as loan commitments or lines of credit, primarily reflect BancShares’ agreements to lend to its customers, subject to the customers’ compliance with contractual obligations. At December 31, 2023 and 2022, substantially all undrawn financing commitments were senior facilities. The undrawn and available financing commitments are primarily associated with Total SVB Loans and the Commercial Bank segment. Financing commitments also include $66 million and $66 million at December 31, 2023 and 2022, respectively, related to off-balance sheet commitments to fund equity investments. Commitments to fund equity investments are contingent on events that have yet to occur and may be subject to change.

As financing commitments may not be fully drawn, may expire unused, may be reduced or canceled at the customer’s request, and may require the customer to be in compliance with certain conditions, commitment amounts do not necessarily reflect actual future cash flow requirements.

The table above excludes uncommitted revolving credit facilities extended by Commercial Services to its clients for working capital purposes. In connection with these facilities, Commercial Services has the sole discretion throughout the duration of these facilities to determine the amount of credit that may be made available to its clients at any time and whether to honor any specific advance requests made by its clients under these credit facilities.

Letters of Credit
Standby letters of credit are commitments to pay the beneficiary thereof if drawn upon by the beneficiary upon satisfaction of the terms of the letter of credit. Those commitments are primarily issued to support public and private borrowing arrangements. To mitigate its risk, BancShares’ credit policies govern the issuance of standby letters of credit. The credit risk related to the issuance of these letters of credit is essentially the same as in extending loans to clients and, therefore, these letters of credit are collateralized when necessary. These financial instruments generate fees and involve, to varying degrees, elements of credit risk in excess of amounts recognized in the Consolidated Balance Sheets.
Deferred Purchase Agreements
A DPA is provided in conjunction with factoring, whereby a client is provided with credit protection for trade receivables without purchasing the receivables. The trade receivables terms generally require payment in 90 days or less. If the client’s customer is unable to pay an undisputed receivable solely as the result of credit risk, BancShares is then required to purchase the receivable from the client, less any borrowings for such client based on such defaulted receivable. The outstanding amount in the table above, less $143 million and $186 million at December 31, 2023 and 2022, respectively, of borrowings for such clients, is the maximum amount that BancShares would be required to pay under all DPAs. This maximum amount would only occur if all receivables subject to DPAs default in the manner described above, thereby requiring BancShares to purchase all such receivables from the DPA clients.
The table above includes $1.92 billion and $1.90 billion of DPA exposures at December 31, 2023 and 2022, respectively, related to receivables on which BancShares has assumed the credit risk. The table also includes $161 million and $138 million available under DPA credit line agreements provided at December 31, 2023 and 2022, respectively. The DPA credit line agreements specify a contractually committed amount of DPA credit protection and are cancellable by us only after a notice period, which is typically 90 days or less.

Litigation and Other Contingencies
The Parent Company and certain of its subsidiaries have been named as a defendant in legal actions arising from its normal business activities in which damages in various amounts are claimed. BancShares is also exposed to litigation risk relating to the prior business activities of banks from which assets were acquired and liabilities assumed.

BancShares is involved, and from time to time in the future may be involved, in a number of pending and threatened judicial, regulatory, and arbitration proceedings as well as proceedings, investigations, examinations and other actions brought or considered by governmental and self-regulatory agencies. These matters arise in connection with the ordinary conduct of BancShares’ business. At any given time, BancShares may also be in the process of responding to subpoenas, requests for documents, data and testimony relating to such matters and engaging in discussions to resolve the matters (all of the foregoing collectively being referred to as “Litigation”). While most Litigation relates to individual claims, BancShares may be subject to putative class action claims and similar broader claims and indemnification obligations.

In light of the inherent difficulty of predicting the outcome of Litigation matters and indemnification obligations, particularly when such matters are in their early stages or where the claimants seek indeterminate damages, BancShares cannot state with confidence what the eventual outcome of the pending Litigation will be, what the timing of the ultimate resolution of these matters will be, or what the eventual loss, fines, or penalties related to each pending matter will be, if any. In accordance with applicable accounting guidance, BancShares’ establishes reserves for Litigation when those matters present loss contingencies as to which it is both probable that a loss will occur and the amount of such loss can reasonably be estimated. Based on currently available information, BancShares believes that the outcome of Litigation that is currently pending will not have a material adverse effect on BancShares’ financial condition, but may be material to BancShares’ operating results or cash flows for any particular period, depending in part on its operating results for that period. The actual results of resolving such matters may be substantially higher than the amounts reserved.

For certain Litigation matters in which BancShares is involved, BancShares is able to estimate a range of reasonably possible losses in excess of established reserves and insurance. For other matters for which a loss is probable or reasonably possible, such an estimate cannot be determined. For Litigation and other matters where losses are reasonably possible, management currently estimates an aggregate range of reasonably possible losses of up to $10 million in excess of any established reserves and any insurance we reasonably believe we will collect related to those matters. This estimate represents reasonably possible losses (in excess of established reserves and insurance) over the life of such Litigation, which may span a currently indeterminable number of years, and is based on information currently available as of December 31, 2023. The Litigation matters underlying the estimated range will change from time to time, and actual results may vary significantly from this estimate.

Those Litigation matters for which an estimate is not reasonably possible or as to which a loss does not appear to be reasonably possible, based on current information, are not included within this estimated range and, therefore, this estimated range does not represent BancShares’ maximum loss exposure.

The foregoing statements about BancShares’ Litigation are based on BancShares’ judgments, assumptions, and estimates and are necessarily subjective and uncertain. In the event of unexpected future developments, it is possible that the ultimate resolution of these cases, matters, and proceedings, if unfavorable, may be material to BancShares’ consolidated financial position in a particular period.